Financial instruments and financial risk management - Categories of financial instruments (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Categories of financial instruments
Financial Liabilities	€ 16,341	€ 15,587	€ 26,351
Loans, receivables and cash and cash equivalents
Categories of financial instruments
Financial assets	36,415	85,134	26,837
Cash and cash equivalents (including cash balances in disposal group held for sale) | Loans, receivables and cash and cash equivalents
Categories of financial instruments
Financial assets	34,063	77,969	17,982
Other non current assets | Loans, receivables and cash and cash equivalents
Categories of financial instruments
Financial assets	1,801	3,855	4,764
Trade receivables | Loans, receivables and cash and cash equivalents
Categories of financial instruments
Financial assets	78	1,728	1,687
Other current financial assets | Loans, receivables and cash and cash equivalents
Categories of financial instruments
Financial assets	473	1,582	2,404
Amortized cost
Categories of financial instruments
Financial Liabilities	27,049	34,982	32,421
Amortized cost | Financial loans
Categories of financial instruments
Financial Liabilities	7,171	10,268	11,777
Amortized cost | Convertible notes (ordinary note)
Categories of financial instruments
Financial Liabilities	17,780	21,548	18,840
Amortized cost | Trade payables
Categories of financial instruments
Financial Liabilities	2,098	3,166	1,804
Fair value through profit or loss | Convertible notes (warrant)
Categories of financial instruments
Financial Liabilities	€ 16,341	2,379	13,337
Fair value through profit or loss | Other financial liabilities
Categories of financial instruments
Financial Liabilities		350	985
Fair value through profit or loss | Other liabilities contingent consideration
Categories of financial instruments
Financial Liabilities		€ 12,858	€ 12,029